                       SEMIANNUAL REPORT / APRIL 30, 2002

                        AIM SMALL CAP OPPORTUNITIES FUND
               On July 1, 2002, AIM Small Cap Opportunities Fund
                   will be renamed AIM Opportunities I Fund.

                                  [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

================================================================================

                                  [COVER IMAGE]

                THE INDEPENDENCE DAY PARADE BY JANE WOOSTER SCOTT

  JUST AS SMALL BUSINESSES ARE A KEY COMPONENT OF THIS FESTIVE PAINTING, SMALL

COMPANIES ARE AN IMPORTANT PART OF THE U.S. ECONOMIC LANDSCAPE. IN AIM SMALL CAP

 OPPORTUNITIES FUND, WE ENDEAVOR TO OWN THE STOCKS OF SMALLER COMPANIES THAT WE

                        BELIEVE HAVE EXCITING POTENTIAL.

================================================================================

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Small Cap Opportunities Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structures and class expenses.

o   The fund is closed to new investors.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o Leveraging and short selling, along with other hedging strategies, may present higher risks, but also offer greater potential rewards. Short sales are riskier because they rely on the managers' ability to anticipate a security's future value. The fund, which is not a complete investment program, may not be appropriate for all investors. There is no guarantee that the fund managers' investment strategies will help investors attain their goals. Please see the prospectus for more information about specific investment strategies and risks.

o Investing in small and mid-sized companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o The fund's investment return and principal value will fluctuate, so an investor's shares (when redeemed) may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Small Cap Growth Fund Index represents an average of the performance of the 30 largest small-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Russell 2000 Index represents the performance of the stocks of small-capitalization companies.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

 AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NEITHER GUARANTEED NOR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

 This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                    DEAR FELLOW SHAREHOLDER:

[PHOTO OF           In a letter to shareholders in spring 1995 fund reports,
ROBERT H.           before Alan Greenspan had uttered the words "irrational
GRAPHAM]            exuberance," we cautioned our investors: "If you are
                    investing in mutual funds with expectations of double-digit returns every year, you will be disappointed. Maybe not today, but sometime in the future."

                        Depending on which AIM funds you own, there is a good
                    possibility you have experienced a loss during the past couple of years, perhaps including the six months covered by this report. Even investors who have not lost money may have been tempted to take their money out of the markets. We at AIM thank you for staying with us during this period.

                        Our nation and our markets have been badly shaken
                    recently: by terrorism and war, by the first recession in a decade, by a two-year bear market for equities, and by a loss of confidence in corporate governance and financial reporting stemming from the Enron collapse. It is obvious that markets got way ahead of themselves during the 1990s. Recall the euphoria about the Dow Jones Industrials breaking through the 10,000 mark. The Dow closed above that mark for the first time on March 29, 1999. As the period covered by this report closed, it was hovering around that mark.

    However, it would be foolish to replace irrational exuberance with equally irrational pessimism. Many of you who have only recently begun investing, perhaps as the markets were peaking in 1999 and 2000, may wonder whether markets ever produce positive returns. Nevertheless, the overwhelming majority of long-term investors, those who have been invested at least five years, are well ahead of where they started.

LONG-TERM OPTIMISM

One of our senior investment officers recently described what he considers the appropriate approach to the current equity markets: "optimism, tempered with rationality." I couldn't agree more. Looking at the long run, I cannot help being optimistic about the prospects for the U.S. economy. A great deal of the world's intellectual capital resides within our borders, and we enjoy a political and business structure that historically has provided unparalleled incentive for hard work and innovation. It takes effort not to be enthusiastic about the long-term state of the U.S. economy, and therefore of our equity markets.

    Beyond domestic equities, there are other investments with attractive potential. The likelihood of stable interest rates is strong, as the Federal Reserve has signaled its neutral stance in light of tame inflation and measured economic growth. Bonds typically do well in such a climate.

    The current international outlook is also favorable. Recent European economic data point to a pickup in manufacturing and consumer confidence. In Asia, export-led recovery is a dominant theme.

    No one, however, is anticipating a return to the heady days of the '90s, and a dose of realistic expectations would do us all well. Over the very long term--since before the Great Depression--domestic equities have produced average annual total returns of approximately 10%; fixed-income investments typically return less.

    As we warned seven years ago, bull markets do end. So do bear markets. The trouble is, no one can predict exactly when. In this environment, we at AIM can only promise to remain focused on two fundamental aspects of our business. The first is a disciplined investment process, which we know is the root of good performance over time. The other is excellent customer service, which you always deserve but probably need even more when markets are as volatile as they have been lately.

YOUR FUND MANAGERS COMMENT

In the pages that follow, you will find your fund managers' more detailed discussion of factors that influenced your fund.

    Briefly, AIM Small Cap Opportunities Fund earned positive results despite a difficult period for stocks, achieving total return at net asset value of 6.00% for Class A shares. Because its alternative investment strategies tend to moderate its results in both rising and falling markets, the fund underperformed the Lipper Small Cap Growth Fund Index's 9.65% return for the six-month period, though it outperformed that index year-to-date as of April 30, 2002.

    You can always find timely information about your fund and the markets in general on our Web site, aimfunds.com. We invite you to visit it often. Our Client Services Department can be reached during regular business hours at 800-959-4246.

    Thank you for your continued participation in The AIM Family of Funds --Registered Trademark--.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
June 10, 2002

FUND POSTS ATTRACTIVE GAINS DESPITE VOLATILE MARKET


HOW DID AIM SMALL CAP OPPORTUNITIES FUND FARE IN SUCH A DIFFICULT PERIOD FOR GROWTH STOCKS?

Despite the adverse climate for growth stock funds during most of the reporting period, the fund produced strong results. For the six months ended April 30, 2002, AIM Small Cap Opportunities Fund achieved total returns at net asset value of 6.00% for Class A shares, 5.65% for Class B shares and 5.64% for Class C shares.

    Unlike most other growth funds, AIM Small Cap Opportunities Fund applies alternative investment strategies such as derivatives and hedging to help offset volatility. These strategies tend to moderate its results on both the upside and the downside. The fund trailed the Lipper Small Cap Growth Fund Index's 9.65% return for the six-month period as a whole, but outperformed it both for the year ended April 30 and for the final month of the period.

    As value stocks continued to outperform growth stocks, the Russell 2000 returned 20.03%, thanks largely to its exposure to value stocks. Small-cap and mid-cap stocks outperformed large caps during the period. The S&P 500 Index, considered a barometer of the U.S. stock market as a whole, returned 2.31%.

HOW DID THE ADVERSE ECONOMIC ENVIRONMENT AFFECT THE STOCK MARKET?

The slowdown of the past two years had a severe impact on corporate earnings, yet the actual recession was one of the mildest in the past 60 years. After a single quarter of negative growth (the third quarter of 2001), the U.S. economy began expanding again. Gross domestic product (GDP) grew at a 1.7% annual rate during the fourth quarter, then unexpectedly shot up to a torrid 5.6% rate during the first quarter of 2002. Consumers spent briskly. Many manufacturers increased production to replenish inventories that were selling at last. The stock market rallied.

    But in April, growth unexpectedly slowed. Unemployment, which had been shrinking, spiked to 6%. The consumer spending growth rate declined. Replenished inventories remained unsold as end-user demand lagged behind production. Companies continued postponing capital expenditures as nervous executives waited to see profit margins improve before incurring new costs. Inflation remained very low.

WHAT STOCK-MARKET CONDITIONS DID THE FUND FACE?

Despite impressive rallies in November and early March, stocks struggled for most of the period. Growth stocks performed impressively in the November rally, but underperformed value stocks for the reporting period as a whole, due to investor anxiety. Since AIM Small Cap Opportunities Fund is managed as a growth fund, this rotation detracted from results.

    Nonetheless, we found sectors able to provide good returns. Among the better-performing ones were the consumer-discretionary and consumer-staples sectors. Americans' continued spending benefited retailers, particularly discount stores. Health care stocks showed modest gains.

================================================================================

FUND AT A GLANCE

AIM Small Cap Opportunities Fund seeks long-term growth of capital.

                                    [PHOTO]

INVESTMENT STYLE: GROWTH (focuses on the growth potential of a company's earnings, the most tangible measure of growth and success.)

o   Invests in stocks of small, vigorously growing companies

o Combines AIM's earnings momentum growth style with alternative investment strategies such as short selling and leveraging to maximize long-term risk adjusted performance

o Seeks out companies offering special opportunities such as technological advances or changes in competitive outlook

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/02, including sales charges

================================================================================

                                  [BAR CHART]

CLASS A SHARES
  Inception (6/29/98)        -23.31%
   1 year                     -7.80

CLASS B SHARES
  Inception (7/13/98)         23.84%
   1 year                     -8.04

CLASS C SHARES
  Inception (12/30/98)        23.34%
   1 year                     -4.16

In addition to returns as of the close of the reporting period, industry regulations require us to provide the fund's average annual total returns (including sales charges) for the periods ended 3/31/02 (the most recent calendar quarter-end), which are as follows. Class A shares, inception (6/29/98), 24.03%; one year, -1.26%. Class B shares, inception (7/13/98),
24.58%; one year, -1.35%. Class C shares, inception (12/30/98), 24.17%; one year, 2.65%.

================================================================================

PORTFOLIO COMPOSITION

As of 4/30/02, based on total net assets

==================================================================================================
TOP 10 LONG POSITIONS                               TOP 10 INDUSTRIES
--------------------------------------------------------------------------------------------------
 1. iShares Russell 2000 Index Fund        3.9%     1.  Diversified Financial Services        8.1%

 2. First Horizon Pharmaceutical Corp.     2.4      2.  Electronic Equipment & Instruments    7.7

 3. Merix Corp.                            2.2      3.  Semiconductor Equipment               6.9

 4. Raymond James Financial, Inc.          2.1      4.  Health Care Distributors & Services   5.4

 5. Shaw Group Inc. (The)                  1.7      5.  IT Consulting & Services              4.6

 6. Medicis Pharmaceutical Corp.-Class A   1.7      6.  Semiconductors                        4.4

 7. Cox Radio, Inc. - Class A              1.5      7.  Health Care Equipment                 3.6

 8. ChipPAC, Inc. - Class A                1.4      8.  Specialty Stores                      3.0

 9. Photronics, Inc.                       1.4      9.  Application Software                  2.8

10. Semtech Corp.                          1.3     10.  Apparel Retail                        2.8
==================================================================================================

===========================================================
TOP 10 SHORT POSITIONS
-----------------------------------------------------------
  1.  TMP Worldwide, Inc.                         0.9%

  2.  Eastman Kodak Co.                           0.8

  3.  Brocade Communications Systems, Inc.        0.7

  4.  Corporate Executive Board Co. (The)         0.7

  5.  King Pharmaceutical Inc.                    0.6

  6.  Direct Focus, Inc.                          0.6

  7.  The Children's Place Retail Stores, Inc.    0.5

  8.  Whole Foods Markets, Inc.                   0.5

  9.  Outback Steakhouse, Inc.                    0.5

  10. Learning Tree International, Inc.           0.5

The fund's portfolio is subject to change, and there is no
guarantee that the fund will continue to hold any
particular security.
===========================================================

Information technology stocks performed strongly at the close of 2001 but dropped in the first months of 2002, as corporate spending on technology was weak. Financial services stocks, especially banks, got a boost from the low interest-rate environment, which encouraged borrowing. Energy stocks rallied as oil and gas prices rose.

HOW WAS THE FUND MANAGED TO BENEFIT FROM THESE CIRCUMSTANCES?

We continued selecting holdings based on bottom-up analysis, thoroughly researching the soundness of a company's fundamentals before purchasing its stock.

    During the first quarter we found holdings in medical devices and high-growth pharmaceuticals that performed well. But in April, health care stocks became more defensive, their performance dropped slightly, and we lowered the fund's exposure to this sector somewhat.

    For long positions, we searched out companies that were well positioned to benefit from economic recovery. Despite overall weakness in the technology sector, we continued to find worthwhile stocks in the semiconductor and semiconductor production equipment industries. These companies tend to be on the leading edge of economic recoveries because other firms buy semiconductors to build into their manufactured goods. We expected technology to recover a bit sooner than it did, so this sector hampered performance during the period just ended, but these holdings position the fund well to benefit as the recovery gains momentum.

    The continued strength of consumer spending benefited the consumer discretionary sector, particularly specialty retail. Several such holdings contributed positively to the fund's performance during the period, such as Hot Topic, a youth-oriented retailer of music-inspired clothing, whose sales grew impressively during its fiscal year ended in January. Another winner was Sonic Corp., whose 1950's-style drive-in restaurants showed substantial increases in net income.

    AIM Small Cap Opportunities Fund uses alternative strategies, such as obtaining certain stocks to sell short, to help counterbalance difficult conditions such as those that growth funds experienced recently. We target 6% to 10% of fund assets for short positions, selecting such holdings based on company-specific risks. At the end of the period, short sale positions composed 8.74% of the fund, up from 7.65% the prior month.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

The economic situation appeared to offer grounds for cautious optimism. The recovery seemed to be continuing, though at a more modest pace, and some economists hypothesized that mild recessions generate mild recoveries. If that were to be the case, moderate growth might continue for several months without generating much inflation, perhaps allowing the Federal Reserve Board to leave interest rates unchanged for some time. A continuation of low rates could help increase companies' earnings by reducing costs, leaving them more profit from their revenues and bolstering their stock values.

    The markets, however, remained volatile because of investors' uncertainty about mixed economic signals, corporate accounting practices, and the Middle East. See important fund and index disclosures inside front cover.

PORTFOLIO MANAGEMENT TEAM

Steven A. Brase
Brant H. DeMuth
Robert C. Leslie
Charles D. Scavone

          See important fund and index disclosures inside front cover.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


                                                               MARKET
                                                 SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-86.87%

AEROSPACE & DEFENSE-0.77%

Alliant Techsystems Inc.(a)                        20,000   $  2,154,000
------------------------------------------------------------------------
EDO Corp.                                          50,000      1,547,500
========================================================================
                                                               3,701,500
========================================================================

AIRLINES-0.46%

ExpressJet Holdings, Inc.(a)(b)                   154,600      2,218,510
========================================================================

APPAREL & ACCESSORIES-0.22%

Ashworth, Inc.(a)                                 116,800      1,051,200
========================================================================

APPAREL RETAIL-2.77%

Charming Shoppes, Inc.(a)                         300,000      2,592,000
------------------------------------------------------------------------
Chico's FAS, Inc.(a)                               75,000      2,706,000
------------------------------------------------------------------------
Hot Topic, Inc.(a)(b)                             220,000      4,963,200
------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)(b)         125,000      3,122,500
========================================================================
                                                              13,383,700
========================================================================

APPLICATION SOFTWARE-2.77%

Advent Software, Inc.(a)                           87,000      4,296,060
------------------------------------------------------------------------
Cerner Corp.(a)                                    50,000      2,655,500
------------------------------------------------------------------------
Informatica Corp.(a)(b)                           500,000      3,965,000
------------------------------------------------------------------------
National Instruments Corp.(a)                      65,000      2,497,950
========================================================================
                                                              13,414,510
========================================================================

BANKS-1.16%

Greater Bay Bancorp                                35,000      1,172,150
------------------------------------------------------------------------
Investors Financial Services Corp.                 60,000      4,418,400
========================================================================
                                                               5,590,550
========================================================================

BIOTECHNOLOGY-0.76%

Genta Inc.(a)                                     100,000      1,343,700
------------------------------------------------------------------------
SangStat Medical Corp.(a)                         100,000      2,330,000
========================================================================
                                                               3,673,700
========================================================================

BROADCASTING & CABLE TV-2.01%

Cox Radio, Inc.-Class A(a)                        250,000      7,160,000
------------------------------------------------------------------------
Entravision Communications Corp.-Class A(a)       175,000      2,537,500
========================================================================
                                                               9,697,500
========================================================================

CATALOG RETAIL-1.21%

dELiA*s Corp.-Class A(a)                          650,000      4,283,500
------------------------------------------------------------------------
J. Jill Group Inc.(a)                              50,000      1,577,000
========================================================================
                                                               5,860,500
========================================================================

COMPUTER & ELECTRONICS RETAIL-0.59%

Electronics Boutique Holdings Corp.(a)            100,000      2,844,000
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.97%

ATI Technologies Inc. (Canada)(a)                 340,000      3,468,000
------------------------------------------------------------------------
Read-Rite Corp.(a)                                350,000      1,242,500
========================================================================
                                                               4,710,500
========================================================================

                                                               MARKET
                                                 SHARES        VALUE


CONSTRUCTION & ENGINEERING-1.74%

Shaw Group Inc. (The)(a)                          275,000   $  8,395,750
========================================================================

CONSTRUCTION & FARM MACHINERY-1.00%

AGCO Corp.(a)                                      75,000      1,704,000
------------------------------------------------------------------------
Terex Corp.(a)                                    125,000      3,131,250
========================================================================
                                                               4,835,250
========================================================================

CONSUMER FINANCE-1.23%

Doral Financial Corp.                              70,000      2,445,800
------------------------------------------------------------------------
Federal Agricultural Mortgage Corp.-Class
  C(a)                                             50,000      1,885,500
------------------------------------------------------------------------
Providian Financial Corp.                         225,000      1,597,500
========================================================================
                                                               5,928,800
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.32%

Career Education Corp.(a)                          75,000      3,371,250
------------------------------------------------------------------------
Coinstar, Inc.(a)                                  50,000      1,611,500
------------------------------------------------------------------------
NCO Group, Inc.(a)                                 45,000      1,252,800
------------------------------------------------------------------------
Sourcecorp, Inc.(a)                               100,000      3,000,000
------------------------------------------------------------------------
Watson Wyatt & Co. Holdings(a)                     75,000      1,968,750
========================================================================
                                                              11,204,300
========================================================================

DIVERSIFIED FINANCIAL SERVICES-8.11%

Affiliated Managers Group, Inc.(a)                 20,000      1,272,000
------------------------------------------------------------------------
Edwards (A.G.), Inc.                              125,000      5,115,000
------------------------------------------------------------------------
Euronet Worldwide, Inc.(a)                        230,000      3,769,700
------------------------------------------------------------------------
iShares Russell 2000 Index Fund                   187,000     18,997,330
------------------------------------------------------------------------
Raymond James Financial, Inc.                     300,000     10,032,000
========================================================================
                                                              39,186,030
========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-7.70%

ClearOne Communications Inc.(a)                   150,000      2,458,500
------------------------------------------------------------------------
Cohu, Inc.                                         75,000      2,100,750
------------------------------------------------------------------------
DDi Corp.(a)                                      350,000      2,107,000
------------------------------------------------------------------------
FLIR Systems, Inc.(a)                              35,000      1,395,695
------------------------------------------------------------------------
Keithley Instruments, Inc.                        150,000      2,880,000
------------------------------------------------------------------------
Merix Corp.(a)(b)                                 640,000     10,700,800
------------------------------------------------------------------------
Newport Corp.                                      50,000      1,025,500
------------------------------------------------------------------------
Photon Dynamics, Inc.(a)                           35,000      1,695,400
------------------------------------------------------------------------
Plexus Corp.(a)                                   200,000      4,998,000
------------------------------------------------------------------------
Varian Inc.(a)                                    150,000      5,061,000
------------------------------------------------------------------------
Veeco Instruments Inc.(a)                          95,000      2,814,850
========================================================================
                                                              37,237,495
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-5.39%

First Horizon Pharmaceutical Corp.(a)             450,000     11,718,000
------------------------------------------------------------------------
IMPATH Inc.(a)                                    105,000      2,485,350
------------------------------------------------------------------------
Omnicell, Inc.(a)                                 328,400      1,845,608
------------------------------------------------------------------------
Priority Healthcare Corp.-Class B(a)              200,000      5,948,000
------------------------------------------------------------------------
Renal Care Group, Inc.(a)                         115,000      4,082,500
========================================================================
                                                              26,079,458
========================================================================


                                                               MARKET
                                                 SHARES        VALUE

HEALTH CARE EQUIPMENT-3.55%

Integra LifeSciences Holdings(a)                  115,000   $  2,242,500
------------------------------------------------------------------------
Med-Design Corp. (The)(a)                         344,500      4,823,000
------------------------------------------------------------------------
Therasense, Inc.(a)                               100,000      2,500,000
------------------------------------------------------------------------
Wilson Greatbatch Technologies, Inc.(a)           200,000      5,250,000
------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                     125,000      2,370,000
========================================================================
                                                              17,185,500
========================================================================

HEALTH CARE FACILITIES-1.30%

Triad Hospitals, Inc.(a)                          150,000      6,300,000
========================================================================

HEALTH CARE SUPPLIES-1.40%

Haemonetics Corp.(a)                               80,000      2,651,200
------------------------------------------------------------------------
Ocular Sciences, Inc.(a)                           75,000      2,246,250
------------------------------------------------------------------------
Steris Corp.(a)                                    85,000      1,882,750
========================================================================
                                                               6,780,200
========================================================================

HOTELS-0.31%

Intrawest Corp. (Canada)                           80,000      1,483,200
========================================================================

HOUSEHOLD PRODUCTS-0.43%

Dial Corp. (The)                                  100,000      2,098,000
========================================================================

INDUSTRIAL MACHINERY-0.61%

CoorsTek, Inc.(a)                                  75,000      2,946,750
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.48%

Intrado Inc.(a)                                   125,000      2,323,750
========================================================================

INTERNET SOFTWARE & SERVICES-2.42%

F5 Networks, Inc.(a)                              135,000      1,757,700
------------------------------------------------------------------------
Fidelity National Information Solutions,
  Inc.(a)                                         180,000      4,271,400
------------------------------------------------------------------------
Netegrity, Inc.(a)                                400,000      3,060,000
------------------------------------------------------------------------
SonicWALL, Inc.(a)(b)                             350,000      2,597,000
========================================================================
                                                              11,686,100
========================================================================

IT CONSULTING & SERVICES-4.61%

American Management Systems, Inc.(a)              130,000      2,974,400
------------------------------------------------------------------------
Anteon International Corp.(a)                     150,000      3,412,500
------------------------------------------------------------------------
CACI International Inc.-Class A(a)                125,000      3,771,750
------------------------------------------------------------------------
Forrester Research, Inc.(a)                       200,000      3,650,000
------------------------------------------------------------------------
Gartner, Inc.-Class A(a)                          300,000      3,510,000
------------------------------------------------------------------------
Tier Technologies, Inc.-Class B(a)                330,900      4,980,045
========================================================================
                                                              22,298,695
========================================================================

LEISURE FACILITIES-0.57%

Six Flags, Inc.(a)                                150,000      2,745,000
========================================================================

LEISURE PRODUCTS-1.11%

Racing Champions Ertl Corp.(a)                    250,000      5,351,750
========================================================================

METAL & GLASS CONTAINERS-0.38%

Intertape Polymer Group Inc. (Canada)(a)          150,000      1,837,500
========================================================================

MOVIES & ENTERTAINMENT-0.82%

AMC Entertainment Inc.(a)                         275,000      3,987,500
========================================================================

MULTI-LINE INSURANCE-1.08%

HCC Insurance Holdings, Inc.                      200,000      5,200,000
========================================================================

NETWORKING EQUIPMENT-0.26%

Computer Network Technology Corp.(a)              132,900      1,267,866
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

OIL & GAS DRILLING-2.49%

Patterson-UTI Energy, Inc.(a)                     125,000   $  4,000,000
------------------------------------------------------------------------
Precision Drilling Corp. (Canada)(a)               90,000      3,015,900
------------------------------------------------------------------------
Pride International, Inc.(a)                      270,000      5,019,300
========================================================================
                                                              12,035,200
========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.38%

Global Industries, Ltd.(a)                        250,000      2,410,000
------------------------------------------------------------------------
Key Energy Services, Inc.(a)                      350,000      4,252,500
========================================================================
                                                               6,662,500
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.38%

PetroQuest Energy, Inc.(a)                        300,000      2,037,000
------------------------------------------------------------------------
Ultra Petroleum Corp.(a)                          527,100      4,643,751
========================================================================
                                                               6,680,751
========================================================================

PHARMACEUTICALS-2.41%

Axcan Pharma Inc. (Canada)(a)                      83,600      1,110,208
------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)           150,000      8,032,500
------------------------------------------------------------------------
NPS Pharmaceuticals, Inc.(a)                       85,000      2,533,850
========================================================================
                                                              11,676,558
========================================================================

PUBLISHING & PRINTING-0.69%

Getty Images, Inc.(a)(b)                           45,000      1,566,450
------------------------------------------------------------------------
Scholastic Corp.(a)                                35,000      1,775,550
========================================================================
                                                               3,342,000
========================================================================

RESTAURANTS-0.61%

Sonic Corp.(a)                                    100,000      2,931,000
========================================================================

SEMICONDUCTOR EQUIPMENT-6.90%

Amkor Technology, Inc.(a)                         140,000      2,814,000
------------------------------------------------------------------------
ASE Test Ltd. (Taiwan)(a)                         325,000      4,429,750
------------------------------------------------------------------------
ATMI, Inc.(a)                                     100,000      3,050,000
------------------------------------------------------------------------
Brooks Automation, Inc.(a)                         80,000      2,852,000
------------------------------------------------------------------------
Cymer, Inc.(a)                                     45,000      2,127,150
------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc.(a)               200,000      3,628,000
------------------------------------------------------------------------
LTX Corp.(a)                                      150,000      3,181,500
------------------------------------------------------------------------
Photronics, Inc.(a)                               200,000      6,614,000
------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                         100,000      4,672,000
========================================================================
                                                              33,368,400
========================================================================

SEMICONDUCTORS-4.42%

ChipPAC, Inc.-Class A(a)                          740,000      6,771,000
------------------------------------------------------------------------
Semtech Corp.(a)                                  200,000      6,396,000
------------------------------------------------------------------------
Silicon Storage Technology, Inc.(a)               415,000      4,116,800
------------------------------------------------------------------------
TTM Technologies, Inc.(a)                         500,000      4,109,500
========================================================================
                                                              21,393,300
========================================================================

SPECIALTY STORES-3.01%

Cost Plus, Inc.(a)                                150,000      4,417,500
------------------------------------------------------------------------
Foot Locker, Inc.(a)                              300,000      4,725,000
------------------------------------------------------------------------
Linens 'n Things, Inc.(a)                          60,000      2,082,000
------------------------------------------------------------------------
O'Reilly Automotive, Inc.(a)                       80,000      2,591,200
------------------------------------------------------------------------
PETsMART, Inc.(a)                                  50,000        751,000
========================================================================
                                                              14,566,700
========================================================================


                                                               MARKET
                                                 SHARES        VALUE

SYSTEMS SOFTWARE-1.26%

Borland Software Corp.(a)                         355,000   $  3,869,500
------------------------------------------------------------------------
Radiant Systems, Inc.(a)                          200,000      2,202,000
========================================================================
                                                               6,071,500
========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.78%

Polycom, Inc.(a)                                  125,000      2,577,500
------------------------------------------------------------------------
Powerwave Technologies, Inc.(a)                   100,000      1,194,000
========================================================================
                                                               3,771,500
========================================================================

TOBACCO-0.55%

Vector Group Ltd.                                 125,000      2,643,750
========================================================================

TRUCKING-0.48%

US Xpress Enterprises, Inc.-Class A(a)            200,900      2,306,332
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $370,416,916)                          419,954,555
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
CONVERTIBLE CORPORATE NOTES-0.37%

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.37%

DDi Corp., Conv. Unsec. Sub. Notes, 6.25%,
  04/01/07 (Acquired 03/26/02; Cost
  $2,200,000)(c)                               $2,200,000      1,804,000
========================================================================

U.S. TREASURY SECURITIES-0.21%

U.S. TREASURY BILLS-0.21%

1.67%, 06/20/02 (Cost $997,681)(d)              1,000,000        997,681
========================================================================



                             NUMBER OF   EXERCISE   EXPIRATION
                             CONTRACTS    PRICE       DATE
OPTIONS PURCHASED-1.20%

CALLS-0.05%

S&P 500 Index                    240      $ 1200      Sep-02     222,000
========================================================================

PUTS-1.15%

Philadelphia Oil
Service Sector Index             750         100      May-02     120,000
------------------------------------------------------------------------
S&P 500 Index                    233        1075      May-02     404,255
------------------------------------------------------------------------
S&P 500 Index                  1,098        1075      Jun-02   3,288,510
------------------------------------------------------------------------
S&P 500 Index                    455        1050      Sep-02   1,774,500
========================================================================
                                                               5,587,265
========================================================================
    Total Options Purchased
      (Cost $6,942,230)                                        5,809,265
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
MONEY MARKET FUNDS-11.62%

STIC Liquid Assets Portfolio(e)                28,084,336   $ 28,084,336
------------------------------------------------------------------------
STIC Prime Portfolio(e)                        28,084,336     28,084,336
========================================================================
    Total Money Market Funds (Cost
      $56,168,672)                                            56,168,672
========================================================================
TOTAL INVESTMENTS-100.27% (Cost $436,725,499)                484,734,173
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.27%)                         (1,305,081)
========================================================================
NET ASSETS-100.00%                                          $483,429,092
________________________________________________________________________
========================================================================


                                               SHARES
                                                SOLD       MARKET
                                                SHORT       VALUE
SECURITIES SOLD SHORT(f)

Administaff, Inc.                               73,100   $ 1,677,645
--------------------------------------------------------------------
Brocade Communications Systems, Inc.           130,000     3,326,700
--------------------------------------------------------------------
California Pizza Kitchen, Inc.                  35,000       819,000
--------------------------------------------------------------------
Children's Place Retail Stores, Inc. (The)      75,000     2,596,500
--------------------------------------------------------------------
Corporate Executive Board Co. (The)             82,500     3,135,000
--------------------------------------------------------------------
Digital Insight Corp.                          100,000     1,901,000
--------------------------------------------------------------------
Direct Focus, Inc.                              60,000     2,682,000
--------------------------------------------------------------------
Eastman Kodak Co.                              118,800     3,826,548
--------------------------------------------------------------------
Intersil Corp.-Class A                          75,000     2,013,750
--------------------------------------------------------------------
King Pharmaceutical, Inc.                       95,000     2,977,300
--------------------------------------------------------------------
Learning Tree International, Inc.               95,000     2,299,000
--------------------------------------------------------------------
Manhattan Associates, Inc.                      25,000       789,500
--------------------------------------------------------------------
Herman Miller, Inc.                              7,700       188,111
--------------------------------------------------------------------
Mobile Mini, Inc.                               25,000       824,250
--------------------------------------------------------------------
Outback Steakhouse, Inc.                        70,000     2,454,900
--------------------------------------------------------------------
REX Stores Corp.                                50,000       749,000
--------------------------------------------------------------------
Sharper Image Corp.                            100,000     2,239,000
--------------------------------------------------------------------
Sonic Automotive, Inc.                          25,000       961,250
--------------------------------------------------------------------
TMP Worldwide, Inc                             140,000     4,223,800
--------------------------------------------------------------------
Whole Foods Markets, Inc.                       55,000     2,571,800
====================================================================
                                                         $42,256,054
____________________________________________________________________
====================================================================

Investment Abbreviations:

Conv.   - Convertible
Sub.    - Subordinated
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 8.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 04/30/02 represented 0.37% of the Fund's net assets.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) Collateral on short sales was segregated by the Fund in the amount of $43,033,800 which represents 102% of market value.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $436,725,499)                                $484,734,173
-----------------------------------------------------------
Cash                                              2,218,137
-----------------------------------------------------------
Receivables for:
  Investments sold                                6,214,268
-----------------------------------------------------------
  Fund shares sold                                   83,413
-----------------------------------------------------------
  Dividends and interest                             87,952
-----------------------------------------------------------
  Investments sold short                         42,904,814
-----------------------------------------------------------
  Short stock rebates                                49,775
-----------------------------------------------------------
Investment for deferred compensation plan            26,548
-----------------------------------------------------------
Other assets                                         34,829
===========================================================
    Total assets                                536,353,909
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           8,071,791
-----------------------------------------------------------
  Fund shares reacquired                          1,532,299
-----------------------------------------------------------
  Options written (premiums received
    $560,679)                                       316,733
-----------------------------------------------------------
  Deferred compensation plan                         26,548
-----------------------------------------------------------
  Short stock account dividends                       8,300
-----------------------------------------------------------
  Short positions covered                           204,639
-----------------------------------------------------------
Market value of securities sold short
  (proceeds from short sales $42,904,814)        42,256,054
-----------------------------------------------------------
Accrued distribution fees                           326,195
-----------------------------------------------------------
Accrued trustees' fees                                1,835
-----------------------------------------------------------
Accrued transfer agent fees                          83,827
-----------------------------------------------------------
Accrued operating expenses                           96,596
===========================================================
    Total liabilities                            52,924,817
===========================================================
Net assets applicable to shares outstanding    $483,429,092
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $257,941,795
___________________________________________________________
===========================================================
Class B                                        $198,973,154
___________________________________________________________
===========================================================
Class C                                        $ 26,514,143
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          19,483,447
___________________________________________________________
===========================================================
Class B                                          15,656,101
___________________________________________________________
===========================================================
Class C                                           2,083,196
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      13.24
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $13.24 divided by
      94.50%)                                  $      14.01
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      12.71
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      12.73
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
-----------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends from affiliated money market funds   $    409,313
-----------------------------------------------------------
Dividends                                           354,474
-----------------------------------------------------------
Short stock rebates                                 275,861
-----------------------------------------------------------
Interest                                            171,967
===========================================================
    Total investment income                       1,211,615
===========================================================

EXPENSES:

Advisory fees                                       626,658
-----------------------------------------------------------
Administrative services fees                         59,943
-----------------------------------------------------------
Custodian fees                                       44,982
-----------------------------------------------------------
Distribution fees -- Class A                        468,215
-----------------------------------------------------------
Distribution fees -- Class B                      1,031,970
-----------------------------------------------------------
Distribution fees -- Class C                        134,531
-----------------------------------------------------------
Transfer agent fees -- Class A                      146,281
-----------------------------------------------------------
Transfer agent fees -- Class B                      114,454
-----------------------------------------------------------
Transfer agent fees -- Class C                       14,921
-----------------------------------------------------------
Trustees' fees                                        5,665
-----------------------------------------------------------
Interest                                             55,619
-----------------------------------------------------------
Dividends on short sales                             36,445
-----------------------------------------------------------
Other                                                98,168
===========================================================
    Total expenses                                2,837,852
===========================================================
Less: Fees waived                                  (138,484)
-----------------------------------------------------------
    Expenses paid indirectly                         (6,103)
===========================================================
    Net expenses                                  2,693,265
===========================================================
Net investment income (loss)                     (1,481,650)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FUTURES CONTRACTS,
  OPTION CONTRACTS AND SECURITIES SOLD SHORT:

Net realized gain (loss) from:
  Investment securities                          18,671,742
-----------------------------------------------------------
  Futures contracts                                (697,456)
-----------------------------------------------------------
  Option contracts written                        3,505,786
-----------------------------------------------------------
  Securities sold short                         (13,659,612)
===========================================================
                                                  7,820,460
===========================================================
Change in net unrealized appreciation of:
  Investment securities                          18,972,059
-----------------------------------------------------------
  Option contracts written                          792,289
-----------------------------------------------------------
  Securities sold short                           2,410,019
===========================================================
                                                 22,174,367
===========================================================
Net gain from investment securities, futures
  contracts, option contracts and securities
  sold short                                     29,994,827
===========================================================
Net increase in net assets resulting from
  operations                                   $ 28,513,177
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND THE YEAR ENDED OCTOBER 31, 2001 (UNAUDITED)

                                                               APRIL 30,       OCTOBER 31,
                                                                  2002            2001
                                                              ------------    -------------
OPERATIONS:

  Net investment income (loss)                                $ (1,481,650)   $    (317,614)
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    futures contracts, option contracts and securities sold
    short                                                        7,820,460      (17,711,692)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, option contracts and securities
    sold short                                                  22,174,367     (121,832,631)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 28,513,177     (139,861,937)
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --          (97,674)
-------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                               --     (163,277,845)
-------------------------------------------------------------------------------------------
  Class B                                                               --     (124,916,468)
-------------------------------------------------------------------------------------------
  Class C                                                               --      (17,136,847)
-------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      (24,981,064)      63,151,173
-------------------------------------------------------------------------------------------
  Class B                                                      (21,010,881)      64,267,666
-------------------------------------------------------------------------------------------
  Class C                                                       (1,552,672)       5,351,320
===========================================================================================
    Net increase (decrease) in net assets                      (19,031,440)    (312,520,612)
===========================================================================================

NET ASSETS:

  Beginning of period                                          502,460,532      814,981,144
===========================================================================================
  End of period                                               $483,429,092    $ 502,460,532
___________________________________________________________________________________________
===========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $439,029,072    $ 486,573,689
-------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                    (1,511,556)         (29,141)
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, futures contracts, option contracts and
    securities sold short                                       (2,989,804)     (10,810,264)
-------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, option
    contracts and securities sold short                         48,901,380       26,726,248
===========================================================================================
                                                              $483,429,092    $ 502,460,532
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Opportunities Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. The Fund is closed to new investors as of November 4, 1999. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has capital loss carryforward of $7,727,239 as of October 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009.

E. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.

       The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the statement of operations represents income earned on short sale proceeds held on deposit with the broker. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (expense incurred) as a result of the market value of securities sold short being less than (greater than) the proceeds received from the short sales.

F. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received.

G. CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

       An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

I. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--CHANGE IN ACCOUNTING PRINCIPLE

As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to November 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $765 reduction in the cost of securities and a corresponding $765 increase in net unrealized gains and losses, based on securities held by the Fund on November 1, 2001.

  The effect of this change in the current period was to decrease net investment income by $1,036 and to increase net realized gains and losses by $1,036. As a result the net investment income per share, the net realized and unrealized gains and losses per share and the ratio of net investment income to average net assets all remained the same.

NOTE 3--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.00% of the Fund's average daily net assets. The base management fee will be adjusted, on a monthly basis, (i) upward at the rate of 0.15%, on a pro rata basis, for each percentage point the 12-month rolling investment performance of the Class A shares exceeds the sum of 2.00% and the 12-month rolling investment record of the Russell 2000 Index, or (ii) downward at the rate of 0.15%, on a pro rata basis, for each percentage point the 12-month rolling investment record of the Russell 2000 Index less 2.00% exceeds the 12-month rolling investment performance of the Class A shares. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended April 30, 2002, AIM waived fees of $4,708.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2002, AIM was paid $59,943 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2002, AFS was paid $126,936 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $334,439, $1,031,970 and $134,531, respectively, as compensation under the Plans. During the Fund's closing to new investors, AIM Distributors has agreed to waive 0.10% of the Fund's average daily net assets of Class A distribution plan fees. For the six months ended April 30, 2002, AIM Distributors waived fees of $133,776 for Class A shares.

  AIM Distributors retained commissions of $7,105 from sales of the Class A shares of the Fund during the six months ended April 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2002, AIM Distributors retained $1,451, $0 and $241 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended April 30, 2002, the Fund paid legal fees of $4,016 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a trustee of the Trust.

NOTE 4--INDIRECT EXPENSES

For the six months ended April 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,874 and reductions in custodian fees of $3,229 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $6,103.

NOTE 5--TRUSTEES' FEES

  Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 6--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $240,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first serve basis. The funds which are party to the line of credit are charged a commitment fee of 0.10% on the unused balance of the committed line.

  During the six months ended April 30, 2002, the Fund did not borrow under the line of credit.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2002 was $508,155,684 and $581,863,307, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2002 was as follows:

Aggregate unrealized appreciation of:
  Investment securities                        $ 63,908,443
-----------------------------------------------------------
  Securities sold short                           2,535,593
-----------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                         (16,145,358)
-----------------------------------------------------------
  Securities sold short                          (1,886,833)
===========================================================
Net unrealized appreciation of investment
  securities                                   $ 48,411,845
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $436,971,088.
Proceeds from securities sold short are the same for tax
and financial reporting purposes.


NOTE 8--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                   ------------------------
                                   NUMBER OF     PREMIUMS
                                   CONTRACTS     RECEIVED
                                   ---------    -----------
Beginning of period                  10,463     $ 1,370,815
-----------------------------------------------------------
Written                              71,309       9,547,877
-----------------------------------------------------------
Closed                              (41,918)     (6,870,285)
-----------------------------------------------------------
Exercised                           (26,033)     (2,834,825)
-----------------------------------------------------------
Expired                              (7,068)       (652,903)
===========================================================
End of period                         6,753     $   560,679
___________________________________________________________
===========================================================


  Open call option contracts written at April 30, 2002 were as follows:

                                                                  APRIL 30,
                                                                    2002
                       CONTRACT   STRIKE   NUMBER OF   PREMIUMS    MARKET      UNREALIZED
ISSUE                   MONTH     PRICE    CONTRACTS   RECEIVED     VALUE     APPRECIATION
-----                  --------   ------   ---------   --------   ---------   ------------
ExpressJet Holdings,
  Inc.                  May-02    $  15        762     $26,753    $ 20,955      $  5,798
------------------------------------------------------------------------------------------
Getty Images, Inc.      May-02       35        450      99,897      68,625        31,272
------------------------------------------------------------------------------------------
Hot Topics, Inc.        May-02     22.5      1,000     141,996      97,500        44,496
------------------------------------------------------------------------------------------
Informatica Corp.       May-02       10      2,000      79,122      20,000        59,122
------------------------------------------------------------------------------------------
Merix Corp.             May-02     17.5        166      14,608       8,715         5,893
------------------------------------------------------------------------------------------
Pacific Sunware of
  California, Inc.      May-02     27.5        625      91,871      26,563        65,308
------------------------------------------------------------------------------------------
SonicWALL, Inc.         May-02      7.5      1,750     106,432      74,375        32,057
==========================================================================================
                                             6,753     $560,679   $316,733      $243,946
__________________________________________________________________________________________
==========================================================================================


NOTE 9--PUT OPTION CONTRACTS

Transactions in put options contracts written during the six months ended April 30, 2002 are summarized as follows:

                                     PUT OPTION CONTRACTS
                                    ----------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS      PAID
                                    ---------    ---------
Beginning of period                     820      $ 382,927
----------------------------------------------------------
Purchased                             3,572        667,124
----------------------------------------------------------
Closed                               (2,742)      (898,204)
----------------------------------------------------------
Exercised                            (1,256)      (118,910)
----------------------------------------------------------
Expired                                (394)       (32,937)
==========================================================
End of period                            --             --
__________________________________________________________
==========================================================


NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2002 and the year ended October 31,2001 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2002               OCTOBER 31, 2001
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    -------------
Sold:
  Class A                                                      1,024,315    $ 13,255,511     2,607,224    $  36,985,855
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        225,840       2,845,230       944,149       13,389,082
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        171,487       2,193,078       277,801        4,096,580
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --    10,692,353      153,328,334
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --     7,827,043      108,874,162
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --     1,099,897       15,321,560
=======================================================================================================================
Reacquired:
  Class A                                                     (2,944,379)    (38,236,575)   (8,900,416)    (127,163,017)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,902,676)    (23,856,111)   (4,166,728)     (57,995,578)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (298,701)     (3,745,750)     (966,356)     (14,066,819)
=======================================================================================================================
                                                              (3,724,114)   $(47,544,617)    9,414,967    $ 132,770,159
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                 CLASS A
                                         ----------------------------------------------------------------------------------------
                                                                                                                 JUNE 29, 1998
                                         SIX MONTHS        YEAR ENDED    THREE MONTHS                            (DATE OPERATIONS
                                           ENDED            OCTOBER        ENDED         YEAR ENDED JULY 31,     COMMENCED) TO
                                         APRIL 30,            31,        OCTOBER 31,     --------------------      JULY 31,
                                          2002(a)            2001           2000         2000(a)     1999(a)       1998(a)
                                         ----------        ----------    ------------    --------    --------    ----------------
Net asset value, beginning of period      $  12.49          $  26.05       $  25.79      $  14.86    $   9.76        $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.02)(b)          0.05           0.03         (0.14)      (0.09)           0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)            0.77             (3.51)          0.23         11.97        5.20           (0.26)
=================================================================================================================================
    Total from investment operations          0.75             (3.46)          0.26         11.83        5.11           (0.24)
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                      --             (0.01)            --            --       (0.01)             --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                       --            (10.09)            --         (0.90)         --              --
=================================================================================================================================
    Total distributions                         --            (10.10)            --         (0.90)      (0.01)             --
=================================================================================================================================
Net asset value, end of period            $  13.24          $  12.49       $  26.05      $  25.79    $  14.86        $   9.76
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                               6.00%           (18.27)%         1.01%        81.64%      52.36%          (2.40)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $257,942          $267,260       $442,913      $449,044    $205,721        $107,540
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets (including interest expense
  and dividends in short sales
  expense):
  With fee waivers                            0.73%(b)(d)       1.15%          1.50%(e)      1.73%       2.35%           1.59%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                         0.83%(b)(d)       1.25%          1.60%(e)      1.81%       2.35%           1.59%(e)
=================================================================================================================================
Ratio of expenses to average net
  assets (excluding interest expense
  and dividends in short sales
  expense):
  With fee waivers                            0.69%(b)(d)       1.13%          1.41%(e)      1.47%       1.74%           1.59%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                         0.79%(b)(d)       1.23%          1.51%(e)      1.55%       1.74%           1.59%(e)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                      (0.23)%(b)(d)      0.30%          0.39%(e)     (0.63)%     (1.44)%          2.00%(e)
=================================================================================================================================
Ratio of interest expense and
  dividends in short sales expense to
  average net assets                          0.04%(d)          0.02%          0.09%(e)      0.26%       0.61%             --
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                        114%              250%            52%          198%        220%             13%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premium on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(c) Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $269,768,640.
(e)  Annualized.


                                                                                 CLASS B
                                        -----------------------------------------------------------------------------------------
                                                                                                                 JULY 13, 1998
                                        SIX MONTHS                       THREE MONTHS                            (DATE OPERATIONS
                                          ENDED           YEAR ENDED       ENDED         YEAR ENDED JULY 31,     COMMENCED) TO
                                        APRIL 30,         OCTOBER 31,    OCTOBER 31,     --------------------     JULY 31,
                                         2002(a)            2001            2000         2000(a)     1999(a)       1998(a)
                                        ----------        -----------    ------------    --------    --------    ----------------
Net asset value, beginning of period     $  12.03          $  25.61        $  25.41      $  14.75    $   9.76        $ 10.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.06)(b)         (0.07)          (0.02)        (0.30)      (0.17)          0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           0.74             (3.42)           0.22         11.86        5.17          (0.32)
=================================================================================================================================
    Total from investment operations         0.68             (3.49)           0.20         11.56        5.00          (0.31)
=================================================================================================================================
Less distributions:
  Dividends from net investment income         --                --              --            --       (0.01)            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                      --            (10.09)             --         (0.90)         --             --
=================================================================================================================================
Net asset value, end of period           $  12.71          $  12.03        $  25.61      $  25.41    $  14.75        $  9.76
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                              5.65%           (18.93)%          0.79%        80.38%      51.30%         (3.08)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $198,973          $208,563        $325,957      $326,571    $153,793        $84,285
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets (including interest expense
  and dividend on short sales expense)       1.48%(b)(d)       1.91%           2.27%(e)      2.48%       3.03%          2.30%(e)
=================================================================================================================================
Ratio of expenses to average net
  assets (excluding interest expense
  and dividend on short sales expense)       1.44%(b)(d)       1.89%           2.18%(e)      2.22%       2.42%          2.30%(e)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                     (1.00)%(b)(d)     (0.46)%         (0.37)%(e)    (1.38)%     (2.12)%         1.29%(e)
=================================================================================================================================
Ratio of interest expense and
  dividends on short sales to average
  net assets                                 0.04%(d)          0.02%           0.09%(e)      0.26%       0.61%            --
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                       114%              250%             52%          198%        220%            13%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premium on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $208,104,463.
(e)  Annualized.


                                                                                 CLASS C
                                              ------------------------------------------------------------------------------
                                                                                                           DECEMBER 31, 1998
                                              SIX MONTHS       YEAR ENDED    THREE MONTHS                  (DATE SALES
                                               ENDED           OCTOBER         ENDED         YEAR ENDED    COMMENCED) TO
                                              APRIL 30,          31,         OCTOBER 31,     JULY 31,       JULY 31,
                                              2002(a)            2001          2000          2000(a)         1999(a)
                                              ----------       ----------    ------------    ----------    -----------------
Net asset value, beginning of period           $ 12.05          $ 25.63        $ 25.43        $ 14.78           $11.70
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.06)(b)        (0.07)         (0.02)         (0.32)           (0.11)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.74            (3.42)          0.22          11.87             3.19
============================================================================================================================
    Total from investment operations              0.68            (3.49)          0.20          11.55             3.08
============================================================================================================================
Less distribution from net realized gains           --           (10.09)            --          (0.90)              --
============================================================================================================================
Net asset value, end of period                 $ 12.73          $ 12.05        $ 25.63        $ 25.43           $14.78
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                   5.64%          (18.91)%         0.79%         80.15%           29.31%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $26,514          $26,637        $46,111        $44,557           $5,977
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets
  (including interest expense and dividends
  on short sale expense)                          1.48%(b)(d)      1.91%          2.27%(e)       2.48%            3.03%(e)
============================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense and dividends
  on short sale expense)                          1.44%(b)(d)      1.89%          2.18%(e)       2.22%            2.42%(e)
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (1.00)%(b)(d)    (0.46)%        (0.37)%(e)     (1.38)%          (2.12)(e)
============================================================================================================================
Ratio of interest expense and dividend on
  short sales expense to average net assets       0.04%(d)         0.02%          0.09%(e)       0.26%            0.61%(e)
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                            114%             250%            52%           198%             220%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premium on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $27,129,194.
(e)  Annualized.

BOARD OF TRUSTEES                                 OFFICERS                                  OFFICE OF THE FUND
Robert H. Graham                                  Robert H. Graham                          11 Greenway Plaza
                                                  Chairman and President                    Suite 100
Frank S. Bayley                                                                             Houston, TX 77046
                                                  Carol F. Relihan
Bruce L. Crockett                                 Senior Vice President and Secretary       INVESTMENT ADVISOR
Albert R. Dowden                                  Gary T. Crum                              A I M Advisors, Inc.
                                                  Senior Vice President                     11 Greenway Plaza
Edward K. Dunn Jr.                                                                          Suite 100
                                                  Dana R. Sutton                            Houston, TX 77046
Jack M. Fields                                    Vice President and Treasurer
                                                                                            TRANSFER AGENT
Carl Frischling                                   Stuart W. Coco
                                                  Vice President                            A I M Fund Services, Inc.
Prema Mathai-Davis                                                                          P.O. Box 4739
                                                  Melville B. Cox                           Houston, TX 77210-4739
Lewis F. Pennock                                  Vice President
                                                                                            CUSTODIAN
Ruth H. Quigley                                   Edgar M. Larsen
                                                  Vice President                            State Street Bank and Trust Company
Louis S. Sklar                                                                              225 Franklin Street
                                                                                            Boston, MA 02110
                                                                                            COUNSEL TO THE FUND
                                                                                            Ballard Spahr
                                                                                            Andrews & Ingersoll, LLP
                                                                                            1735 Market Street
                                                                                            Philadelphia, PA 19103
                                                                                            COUNSEL TO THE TRUSTEES
                                                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                                                            919 Third Avenue
                                                                                            New York, NY 10022
                                                                                            DISTRIBUTOR
                                                                                            A I M Distributors, Inc.
                                                                                            11 Greenway Plaza
                                                                                            Suite 100
                                                                                            Houston, TX 77046

THE AIM FUNDS RISK SPECTRUM

On the back cover of this fund report, you'll find the funds in the AIM family divided into the following categories: sector, international/global, domestic, taxable and tax-free. You'll also notice that the funds in each category are listed from more aggressive to more conservative.

    Within each category of this risk spectrum, we assessed each fund on the basis of three factors: its holdings, volatility patterns and diversification. From that assessment, we assigned a degree of risk to each fund and ordered them accordingly.

    Mutual funds typically invest in stocks, bonds or money market instruments, each with varying levels of potential risk and reward. Generally, the riskier the investment, the greater the potential reward.

RISK SPECTRUM


                               [PYRAMID GRAPHIC]

                                   AGGRESSIVE
                                 Sector Equity
                          International/Global Equity
                                Domestic Equity

                             Taxable       Tax-Free
                          Fixed-Income    Fixed/Income

                                  CONSERVATIVE

    Stock funds usually offer the most upside potential, but they also carry the greatest risk. Funds that invest in large, well-established companies generally have lower risk/reward potential than funds that invest in small, fast-growing companies.

    Funds that invest in a broad range of industries are considered more diversified and less risky--and potentially less rewarding--than funds that invest in a single sector, such as technology.

    Funds that invest in international markets tend to have higher risk/reward potential than those that invest solely in domestic securities.

    Bond funds are generally considered safer and therefore potentially less rewarding than stock funds. Funds that invest in U.S. Treasury securities typically have lower risk/reward potential than funds that invest in higher-yielding junk bonds.

    Money market funds, while considered extremely safe, typically produce lower returns than stock and bond funds. Moreover, it is possible that a money market fund's returns will not keep pace with inflation.

    The amount of investment risk you undertake depends on several factors: your financial objectives, your risk tolerance and your time horizon. Are you saving for your later years or are you investing to buy a large item, like a car or a house, soon? Are you a young adult early in your work life, or are you approaching retirement?

    If your investment plan has a rather long time horizon, you may be able to invest more aggressively because you could have time to recoup should you experience losses. If your needs are more immediate, you may need to be more conservative to meet your goal.

    Because these factors change over time, it's a good idea to reassess your portfolio periodically to make sure it still meets your needs. Your financial advisor can help you figure out if your portfolio is right where it should be or if it could use some fine-tuning.

    In assessing your investments, remember to keep diversification in mind. Such a strategy, where you spread your investments over several types of mutual funds, may help mitigate volatility and/or risk in your portfolio because not all investments behave the same way at the same time.

    AIM has a large selection of mutual funds to choose from. See your financial advisor for insight into which ones would best fit in your portfolio.